Deferred Tax Assets and Liabilities - Additional Information (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences on investments in subsidiaries the Controlling Company did not recognize deferred tax liabilities	₩ 667,515